Shareholder Report, Holdings (Details) - C000200399 [Member]	Jun. 30, 2024
First Trust Large Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
First Trust Small Cap Growth AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
First Trust Nasdaq Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
First Trust NASDAQ 100 Technology Sector Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
First Trust Dow Jones Internet Index Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
First Trust Industrials Producer Durables AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
First Trust Consumer Discretionary AlphaDEX Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
Dreyfus Government Cash Management Fund Institutional Shares Class I [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%